SCHEDULE OF LOSS FROM DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 3,573	$ 21,451
Cost of goods sold
Gross profit	3,573	21,451
Operating expenses
Income from discontinued operations	$ 3,573	$ 21,451